Financial instruments and risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments and risk management
Carrying amount	$ 2,517,965	$ 4,928,607	$ 5,037,600
Fair value	$ 2,550,758	$ 4,952,445	$ 5,037,688